Securitizations and Variable Interest Entities, Principal Balances of Off-Balance Sheet Securitized Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	$ 1,414,103	$ 1,311,060
Delinquent loans	33,900	35,508
Net charge-offs (recoveries)	1,711	2,091
Real estate mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	128,564	137,121
Delinquent loans	12,216	11,142
Net charge-offs (recoveries)	541	569
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	128,564	137,121
Delinquent loans	12,216	11,142
Net charge-offs (recoveries)	541	569
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,283,504	1,171,666
Delinquent loans	21,574	24,235
Net charge-offs (recoveries)	1,170	1,506
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1	2
Delinquent loans	0	0
Net charge-offs (recoveries)	0	16
Other revolving credit and installment [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	2,034	2,271
Delinquent loans	110	131
Net charge-offs (recoveries)	0	0
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,285,539	1,173,939
Delinquent loans	21,684	24,366
Net charge-offs (recoveries)	$ 1,170	$ 1,522